Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives
Computer and transmission equipment	3 years
Furniture, fixtures and office equipment	5 years

Schedule of estimated economic life of intangible assets
Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years to infinite life

Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price
	August 10, 2020	December 31, 2020	December 31, 2021
Risk-free interest rate	0.12 - 0.14%	0.11% - 0.13%	0.38%
Share price	$6.2	$8.66	$5.68
Probability	20% - 50%	20% - 50%	20% - 50%

Schedule of fair value hierarchy for assets and liabilities measured
	As of December 31, 2021
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Earn-out liability from SPAC transaction	¥-	¥-	¥-	¥-
Earn-out liability from BeeLive acquisition	-	-	10,638	10,638
	¥-	¥-	¥10,638	¥10,638

	At the dates of the transactions
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Earn-out liability from SPAC transaction	¥-	¥-	¥266,828	¥266,828
Earn-out liability from BeeLive acquisition	-	-	39,755	39,755
Total	¥-	¥-	¥306,583	¥306,583

Schedule of fair value recurring basis using significant unobservable inputs
Balance
Balance at January 1, 2020	¥-
Contingent consideration resulting from SPAC Transaction	266,828
Contingent consideration resulting from BeeLive acquisition	39,755
Fair value change	14,068
Exchange difference	(13,252)
Reclassification to shares to be issued	(200,100)
Balance at December 31, 2020	¥107,299
Fair value change	33,584
Exchange difference	(2,126)
Reclassification to shares to be issued	(128,119)
Balance at December 31, 2021	¥10,638
Less: Contingent consideration – earn-out liability – non-current portion	¥-
Contingent consideration – earn-out liability –current portion	¥10,638

Schedule of types revenue
	For the years ended December 31,
	2020	2021	2021
Amounts in thousands of RMB and USD	RMB	RMB	USD
Live streaming - consumable virtual items revenue	1,187,431	1,617,056	253,751
Live streaming - time based virtual item revenue	29,596	32,905	5,164
Technical services	5,156	19,397	3,044
Total revenue	1,222,183	1,669,358	261,959

Schedule of revenue platforms
	For the years ended December 31,
	2020	2021	2021
Amounts in thousands of RMB and USD	RMB	RMB	USD
Showself	549,763	595,004	93,369
Lehai	180,112	242,910	38,118
Haixiu	321,468	326,661	51,260
Beelive	165,684	485,386	76,168
Technical services	5,156	19,397	3,044
TOTAL	1,222,183	1,669,358	261,959

Warrant liabilities [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price
	May 7, 2020	December 31, 2020	December 31, 2021
Risk-free interest rate	0.14%	0.10%	0.38%
Share price	$8.92	$8.66	$5.68
Probability	20% - 50%	10%	20%-50%

	May 7, 2020	December 31, 2020	December 31, 2021
Risk-free interest rate	0.23%	0.18%	0.75%
Share price	$8.92	$8.66	$5.68
Volatility	37%	38%	53%

Schedule of fair value recurring basis using significant unobservable inputs
Balance
Balance at January 1, 2020	¥-
Warrant liabilities resulting from SPAC Transaction	36,121
Fair value change	(3,904)
Exchange difference	(2,659)
Balance as of December 31, 2020	¥29,558
Fair value change	(16,421)
Exercised	(115)
Exchange difference	(2,698)
Balance as of December 31, 2021	¥10,324